Income taxes (Tables)	12 Months Ended
Apr. 03, 2022
Income taxes paid (refund) [abstract]
Schedule of Major Components of Tax Expense (Income)
The components of the provision for income tax are as follows:

	Year ended
	April 3, 2022	March 28, 2021	March 29, 2020
Current income tax expense	$	$	$
Current period	35.6	18.5	39.2
Adjustment in respect of prior periods	(0.4)	2.4	(0.3)
	35.2	20.9	38.9
Deferred income tax (recovery) expense
Origination and reversal of temporary differences	(11.9)	(3.3)	(30.7)
Effect of change in income tax rates	—	(0.1)	2.5
Adjustment in respect of prior periods	(0.2)	(1.7)	—
	(12.1)	(5.1)	(28.2)
Income tax expense	23.1	15.8	10.7

Schedule of Effective Income Tax Rate Reconciliation
The effective income tax rates differ from the weighted average basic Canadian federal and provincial statutory income tax rates for the following reasons:

	Year ended
	April 3, 2022	March 28, 2021	March 29, 2020
	$	$	$
Income before income taxes	117.7	86.1	158.7
	25.36%	25.42%	25.47%
Income tax at expected statutory rate	29.8	21.9	40.4
Non-deductible (taxable) items	(0.8)	0.1	0.4
Non-deductible stock option expense	2.9	2.2	1.8
Effect of foreign tax rates	(14.6)	(8.9)	(11.8)
Non-deductible (taxable) foreign exchange loss	0.2	0.3	0.9
Change in tax law related to Swiss tax reform	—	—	(23.1)
Change in tax rates	0.1	(0.1)	2.5
Change in deferred tax asset not recognized	6.1	—	—
Other items	(0.6)	0.3	(0.4)
Income tax expense	23.1	15.8	10.7

Schedule of Components and Changes in Deferred Tax Assets and Liabilities
The change in the year in the components of deferred tax assets and liabilities are as follows:

		Change in the year affecting
	March 28, 2021	Net income	Foreign exchange translation	Equity	Other comprehensive income	April 3, 2022
	$	$	$	$	$	$
Losses carried forward	9.3	(0.5)	(0.2)	—	—	8.6
Employee future benefits	0.2	—	—	—	—	0.2
Other liabilities	3.7	2.8	0.1	(0.2)	—	6.4
Inventory capitalization	3.3	1.5	—	—	—	4.8
Capital lease	5.6	2.5	(0.1)	—	—	8.0
Tax relief from Swiss tax reform	20.3	(7.1)	(1.4)	—	—	11.8
Unrealized profit in inventory	15.1	10.1	(0.2)	—	—	25.0
Provisions and other temporary differences	6.8	0.6	—	—	—	7.4
Total deferred tax asset	64.3	9.9	(1.8)	(0.2)	—	72.2
Unrealized foreign exchange	(1.3)	0.1	—	—	(5.7)	(6.9)
Intangible assets	(18.9)	0.5	—	—	—	(18.4)
Property, plant and equipment	(11.1)	1.6	—	—	—	(9.5)
Total deferred tax liabilities	(31.3)	2.2	—	—	(5.7)	(34.8)
Net deferred tax assets (liabilities)	33.0	12.1	(1.8)	(0.2)	(5.7)	37.4
The change in deferred tax assets and liabilities as presented in the statement of financial position are as follows:

		Changes in the year affecting
	March 28, 2021	Adjustments	Net income	Foreign exchange translation	Equity	Other comprehensive income	April 3, 2022
	$	$	$	$	$	$	$
Deferred tax assets	48.4	—	6.7	(1.9)	—	—	53.2
Deferred tax liabilities	(15.4)	—	5.4	0.1	(0.2)	(5.7)	(15.8)
	33.0	—	12.1	(1.8)	(0.2)	(5.7)	37.4

Schedule of Tax Loss Carryforwards
The corporate entities within Canada Goose have the following tax-loss carry-forwards that are expected to expire in the following years, if not utilized.

$
2038 and prior	2.0
2039	2.6
2040	8.5
2041	8.8
2042	8.2
2043 and thereafter	9.4
39.5